Schedule of Intangible Assets, Future Amortization Expense (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 1	$ 2,046,450
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 2	2,046,450
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 3	2,046,450
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 4	2,046,450
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 5	1,638,781
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 6	4,592,395
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 7	$ 14,416,976